NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

Saugatuck and subsidiary
Non-controlling interest as of April 1, 2025	$(704)
Net loss attributable to non-controlling interest	–
Non-controlling interest as of September 30, 2025	$(704)

Saugatuck and subsidiary
Non-controlling interest as of April 1, 2024	$(693)
Net loss attributable to non-controlling interest	(10)
Non-controlling interest as of September 30, 2024	$(703)